INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of income loss before taxes

	2024	2023
	(in thousands)
Domestic	$(20,570)	$(14,741)
Foreign	(500)	(830)
Income before Income Taxes	$(21,070)	$(15,571)

Schedule of provision benefit for income taxes

	Year Ended December 31,
	2024	2023
	(in thousands)
Current:
Federal	$-	$-
State	(15)	(2)
Foreign	-	-
Total Current	(15)	(2)

Deferred:
Federal	-	-
State	-	-
Total Deferred	-	-

Total provision/(benefit)	$(15)	$(2)

Schedule of reconciliation of the benefit for income taxes

	Year Ended December 31,
	2024	2023
	(in thousands)
U.S. federal taxes at statutory rate	$(4,421)	$(3,238)
State Taxes, net of federal benefit	(189)	3
Foreign Rate Differential	(9)	43
Permanent non-deductible items	509	51
Change in fair value of derivative liability	902	-
Debt discount amortization	645	-
Research Tax Credits	(178)	(186)
Change in Valuation Allowance	2,835	3,434
Other	(109)	(107)
Release of FIN 48	-	(2)
Total Provision/(Benefit) for income taxes	(15)	(2)

Schedule of deferred tax assets and liabilities

	Year Ended December 31,
	2024	2023
	(in thousands)
Deferred Tax Assets:
Net operating loss carry-forwards	$7,440	$5,253
Research and development tax credits	543	365
Capitalized research and development	1,319	872
Accruals and reserves	502	528
Inventory allowance	687	684
Lease liability	242	283
Other	58	36
Total deferred tax assets	10,791	8,021
Valuation allowance	(10,483)	(7,648)
Deferred tax assets net of valuation allowance	308	373
Deferred Tax Liabilities:
Depreciation and amortization	(85)	(123)
Right-of-use asset	(223)	(250)
Total deferred tax liabilities	(308)	(373)
Net deferred tax assets	$-	$-

Schedule of unrecognized tax benefits

	Year Ended December 31,
	2024	2023
	(in thousands)
Beginning balance	-	2
Additions based on tax positions related to the current year	-	-
Decreases related to prior year’s positions	-	(2)
Ending balance	-	-